Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.3%)
	Linde plc	243,596	121,235
	Newmont Corp. (XNYS)	569,915	62,582
	Freeport-McMoRan Inc.	741,952	48,754
	Air Products & Chemicals Inc.	115,232	32,106
	Nucor Corp.	119,147	29,787
	Fastenal Co.	595,469	26,320
	Steel Dynamics Inc.	70,987	18,467
	International Flavors & Fragrances Inc.	132,926	10,109
	International Paper Co.	271,831	9,098
	Southern Copper Corp.	43,961	8,410
	Avery Dennison Corp.	39,895	6,346
			373,214
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	4,976,116	1,346,736
*	Tesla Inc.	1,463,694	637,863
	Costco Wholesale Corp.	230,248	220,191
*	Netflix Inc.	2,198,475	189,113
	Home Depot Inc.	516,491	163,800
	McDonald's Corp.	370,822	103,534
	Walt Disney Co.	921,538	93,840
	TJX Cos. Inc.	580,225	89,790
*	Uber Technologies Inc.	1,044,385	73,525
	Booking Holdings Inc.	421,878	70,635
	Lowe's Cos. Inc.	290,737	62,322
	Starbucks Corp.	590,010	58,505
	Marriott International Inc. Class A	115,068	43,220
*	MercadoLibre Inc.	24,437	41,437
*	Spotify Technology SA	79,795	39,712
	Hilton Worldwide Holdings Inc.	118,312	38,766
	Ross Stores Inc.	165,283	38,301
*	O'Reilly Automotive Inc.	436,993	37,966
	Royal Caribbean Cruises Ltd.	131,428	37,408
	Ford Motor Co.	2,025,081	35,317
*	Warner Bros Discovery Inc.	1,208,165	32,633
	Target Corp.	235,773	29,960
*	Airbnb Inc. Class A	216,657	28,883
	NIKE Inc. Class B	607,002	28,062
	Electronic Arts Inc.	130,446	26,314
	eBay Inc.	234,335	25,606
*	Carvana Co.	350,618	25,595
*	AutoZone Inc.	8,665	25,433
*	Chipotle Mexican Grill Inc.	682,864	21,756
	Yum! Brands Inc.	144,589	21,392
*	Take-Two Interactive Software Inc.	94,499	21,183
	Garmin Ltd.	84,542	19,776
	DR Horton Inc.	134,219	19,742
	Carnival Corp. Ltd.	662,278	18,584
*	Roblox Corp. Class A	321,738	15,170
*	Copart Inc.	458,701	15,032
*	Live Nation Entertainment Inc.	82,093	13,825
	Expedia Group Inc.	60,170	13,586
	Dollar General Corp.	113,974	12,607
	Williams-Sonoma Inc.	59,633	12,139
	PulteGroup Inc.	100,754	11,907
	Omnicom Group Inc.	162,109	11,787
*	Ulta Beauty Inc.	23,014	11,711
*	Dollar Tree Inc.	97,417	11,343
	Estee Lauder Cos. Inc. Class A	127,090	11,305
*	Coupang Inc.	678,659	11,266

		Shares	Market Value ($000)
*	Burlington Stores Inc.	32,608	10,559
*	Liberty Media Corp.-Liberty Formula One Class C	108,832	9,881
	Lennar Corp. Class A	106,731	9,582
*	Deckers Outdoor Corp.	75,315	8,575
*	NVR Inc.	1,402	8,559
	Best Buy Co. Inc.	100,246	7,814
*	Aptiv plc	112,691	7,656
	Rollins Inc.	155,425	7,398
	Genuine Parts Co.	71,994	7,106
*	Lululemon Athletica Inc.	53,223	6,982
	Fox Corp. Class A	107,140	6,848
*	Rivian Automotive Inc. Class A	411,911	6,714
	News Corp. Class A	196,613	5,132
	Domino's Pizza Inc.	16,263	5,051
*	Trade Desk Inc. Class A	227,414	4,903
*	United Airlines Holdings Inc.	42,458	4,874
	Fox Corp. Class B	77,216	4,431
	Versant Media Group Inc.	74,995	3,235
	Southwest Airlines Co.	67,273	2,889
	News Corp. Class B	64,461	1,922
*	Liberty Media Corp.-Liberty Formula One Class A	11,780	989
	Lennar Corp. Class B	4,562	402
			4,050,080
Consumer Staples (3.2%)
	Procter & Gamble Co.	1,218,441	174,919
	Coca-Cola Co.	2,017,318	159,388
	PepsiCo Inc.	710,838	102,496
	CVS Health Corp.	649,699	59,110
	McKesson Corp.	64,117	47,603
	Mondelez International Inc. Class A	672,064	41,110
	Colgate-Palmolive Co.	417,034	37,587
*	Monster Beverage Corp.	361,862	31,873
	Corteva Inc.	351,070	27,482
	Cencora Inc.	94,983	25,585
	Keurig Dr Pepper Inc.	671,778	20,173
	Archer-Daniels-Midland Co.	247,913	19,778
	Sysco Corp.	248,616	18,848
	Kroger Co.	301,207	18,720
	Kenvue Inc.	985,728	17,033
	Kimberly-Clark Corp.	172,373	16,824
	Hershey Co.	75,552	14,659
	Church & Dwight Co. Inc.	124,685	11,924
	Kraft Heinz Co.	443,024	10,637
	General Mills Inc.	276,674	9,354
	Tyson Foods Inc. Class A	143,586	8,762
	McCormick & Co. Inc.	131,349	6,222
			880,087
Energy (0.1%)
*	First Solar Inc.	52,640	16,149
Financials (8.4%)
	JPMorgan Chase & Co. (XYNS)	1,319,131	394,829
	Bank of America Corp. (XNYS)	3,406,902	175,796
	Goldman Sachs Group Inc. (XYNS)	144,916	148,620
	Morgan Stanley	588,514	122,411
	Citigroup Inc. (XNYS)	852,151	107,286
	Charles Schwab Corp.	866,301	75,671
	S&P Global Inc.	157,259	66,678
	Chubb Ltd.	189,593	59,102
	Progressive Corp.	303,979	57,878
	CME Group Inc.	186,554	51,030
	Bank of New York Mellon Corp.	357,212	49,806
	Blackstone Inc.	384,767	45,006
	PNC Financial Services Group Inc.	201,983	44,663
	US Bancorp	810,191	44,439
	Intercontinental Exchange Inc.	295,936	43,754
	Marsh & McLennan Cos. Inc.	252,000	40,312
*	Robinhood Markets Inc. Class A	393,575	37,114
	Moody's Corp.	80,639	36,550

		Shares	Market Value ($000)
	Aon plc Class A (XNYS)	108,919	34,425
	Travelers Cos. Inc.	112,578	32,860
	Truist Financial Corp.	655,176	31,586
	Apollo Global Management Inc.	217,190	27,955
	Allstate Corp.	135,261	27,876
	Aflac Inc.	244,110	27,443
	Arthur J Gallagher & Co.	131,547	26,455
	MetLife Inc.	288,636	23,867
	Fifth Third Bancorp	469,006	23,417
	MSCI Inc.	36,999	23,360
*	NU Holdings Ltd. Class A	1,735,195	22,783
	State Street Corp.	144,553	22,498
	Nasdaq Inc.	236,175	21,851
*	Coinbase Global Inc. Class A	115,596	21,851
	Ameriprise Financial Inc.	47,381	21,118
	American International Group Inc.	279,809	20,770
	Interactive Brokers Group Inc. Class A	222,455	19,347
	Hartford Insurance Group Inc.	145,706	18,524
	Prudential Financial Inc.	181,653	18,282
	Cboe Global Markets Inc.	54,345	18,127
	M&T Bank Corp.	78,778	17,025
	Huntington Bancshares Inc.	1,040,525	17,023
*	Arch Capital Group Ltd.	182,664	16,319
	Northern Trust Corp.	96,075	15,896
	Citizens Financial Group Inc.	222,598	13,859
	Raymond James Financial Inc.	88,613	12,708
	Regions Financial Corp.	449,886	12,597
	Cincinnati Financial Corp.	79,900	12,578
	Ares Management Corp. Class A	97,591	12,540
	Willis Towers Watson plc	49,661	12,399
	Credicorp Ltd.	35,722	12,239
*	Markel Group Inc.	6,465	11,738
	T Rowe Price Group Inc.	112,151	11,723
	Principal Financial Group Inc.	112,856	11,694
*	SoFi Technologies Inc.	628,743	11,456
	LPL Financial Holdings Inc.	41,335	11,316
	KeyCorp.	479,162	10,221
	Broadridge Financial Solutions Inc.	60,446	9,292
	First Citizens BancShares Inc. Class A	4,545	9,047
	Brown & Brown Inc.	147,480	8,296
	W R Berkley Corp.	116,556	7,406
	Everest Group Ltd.	21,528	6,976
	Fidelity National Financial Inc.	133,441	6,318
	Equitable Holdings Inc.	148,142	6,126
			2,362,132
Health Care (8.5%)
	Eli Lilly & Co.	415,582	459,218
	AbbVie Inc.	918,986	200,082
	UnitedHealth Group Inc.	472,045	179,523
	Merck & Co. Inc.	1,289,175	153,051
	Thermo Fisher Scientific Inc.	195,895	96,480
	Amgen Inc.	279,013	93,969
	Gilead Sciences Inc.	646,032	86,846
*	Intuitive Surgical Inc.	183,106	77,754
	Pfizer Inc.	2,946,921	77,150
	Abbott Laboratories	898,241	76,889
	Bristol-Myers Squibb Co.	1,057,157	60,448
	Danaher Corp.	326,635	59,666
*	Vertex Pharmaceuticals Inc.	131,660	58,923
	Stryker Corp.	178,552	54,474
	Medtronic plc	665,236	49,101
	Elevance Health Inc. (XNYS)	112,891	44,388
	Cigna Group	136,664	37,911
*	Boston Scientific Corp.	765,708	36,991
	Regeneron Pharmaceuticals Inc.	52,640	32,362
	HCA Healthcare Inc.	84,076	31,826
*	Edwards Lifesciences Corp.	298,560	25,817
	Cardinal Health Inc.	123,786	24,361
*	IDEXX Laboratories Inc.	41,326	23,288

		Shares	Market Value ($000)
	Becton Dickinson & Co.	148,372	21,829
	Agilent Technologies Inc.	147,803	20,032
*	Alnylam Pharmaceuticals Inc.	65,755	19,857
*	Waters Corp.	50,974	19,552
	Humana Inc.	62,616	19,124
	Zoetis Inc.	228,698	17,768
*	IQVIA Holdings Inc.	87,617	15,965
*	Natera Inc.	68,509	15,303
*	Centene Corp.	254,196	15,150
*	Dexcom Inc.	202,825	14,956
*	Biogen Inc.	75,762	14,849
	GE HealthCare Technologies Inc.	237,423	14,801
	ResMed Inc.	75,733	14,432
*	Veeva Systems Inc. Class A	77,367	13,488
*	Illumina Inc.	79,691	12,987
	West Pharmaceutical Services Inc.	37,149	11,992
*	Insmed Inc.	108,659	11,617
	Labcorp Holdings Inc.	43,336	11,270
	Quest Diagnostics Inc.	57,807	11,267
	Royalty Pharma plc Class A	199,481	11,123
	STERIS plc	50,912	10,831
	Zimmer Biomet Holdings Inc.	102,714	8,457
*	Incyte Corp.	83,283	8,057
*	Cooper Cos. Inc.	101,281	6,199
*	Insulet Corp.	36,372	5,272
*,1	Hologic Inc. CVR	28,338	—
			2,386,696
Industrials (5.8%)
	Visa Inc. Class A (XNYS)	663,218	216,448
	Mastercard Inc. Class A	417,306	206,141
	American Express Co.	280,144	88,657
	Deere & Co.	126,742	68,717
	Capital One Financial Corp.	318,753	59,903
	Accenture plc Class A	319,168	59,707
	Trane Technologies plc	115,642	52,189
	Automatic Data Processing Inc.	209,185	46,406
	FedEx Corp.	111,182	45,779
	Johnson Controls International plc	317,519	42,567
	United Parcel Service Inc. Class B (XNYS)	380,753	40,622
	CRH plc	347,900	37,848
	Illinois Tool Works Inc.	150,307	37,168
*	Rocket Lab Corp.	253,940	36,435
	Comfort Systems USA Inc.	18,045	32,990
	United Rentals Inc.	32,925	32,782
	Cintas Corp.	178,357	30,545
*	Keysight Technologies Inc.	89,252	30,197
	PACCAR Inc.	267,336	29,506
	Carrier Global Corp.	407,268	26,012
	Ferguson Enterprises Inc.	99,089	22,391
	Old Dominion Freight Line Inc.	95,278	21,452
*	Block Inc. (XNYS)	277,448	21,008
	Vulcan Materials Co.	68,574	19,401
*	Axon Enterprise Inc.	39,221	17,599
	Paychex Inc.	167,362	16,231
*	Fiserv Inc.	277,629	15,703
*	Fair Isaac Corp.	12,014	15,025
	Dover Corp.	70,335	14,866
	Ingersoll Rand Inc. (XYNS)	206,239	14,775
	Otis Worldwide Corp.	202,396	14,338
	PayPal Holdings Inc. (XNGS)	295,908	13,242
	Synchrony Financial	180,146	12,870
*	Corpay Inc.	35,247	12,752
	Verisk Analytics Inc.	72,599	12,704
*	Mettler-Toledo International Inc.	10,666	12,592
	Fidelity National Information Services Inc.	269,131	11,570
	Smurfit Westrock plc	270,366	11,125
	JB Hunt Transport Services Inc.	39,746	10,987
	Expeditors International of Washington Inc.	69,146	10,924
	Veralto Corp.	128,485	10,565

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	217,226	10,518
	Equifax Inc.	63,261	10,488
	Packaging Corp. of America	45,807	10,028
	Snap-on Inc.	26,578	9,866
	Fortive Corp.	164,606	9,600
	Global Payments Inc. (XNYS)	107,792	8,139
	Ball Corp.	139,008	7,600
	TransUnion	101,164	7,239
*	Trimble Inc.	123,500	6,967
	Pentair plc	84,868	6,012
	Allegion plc	44,637	5,806
	Jack Henry & Associates Inc.	37,682	5,137
*	Versigent plc	37,483	1,654
			1,631,793
Real Estate (2.0%)
	Welltower Inc.	356,697	73,241
	Prologis Inc.	481,182	69,035
	Equinix Inc.	50,695	54,144
	American Tower Corp.	242,646	45,365
	Simon Property Group Inc.	168,068	34,439
	Digital Realty Trust Inc.	178,480	33,911
	Realty Income Corp.	475,001	29,108
	Public Storage	81,930	24,881
	Crown Castle Inc.	225,060	20,593
	Ventas Inc.	242,889	20,505
	Iron Mountain Inc.	152,188	19,518
*	CBRE Group Inc. Class A	154,251	19,288
	Extra Space Storage Inc.	109,267	15,768
	AvalonBay Communities Inc.	73,771	13,464
	Equity Residential	196,470	12,859
	SBA Communications Corp.	54,950	11,164
	Invitation Homes Inc.	317,340	9,282
	Essex Property Trust Inc.	33,052	9,011
	WP Carey Inc.	112,371	8,363
	Kimco Realty Corp.	346,474	8,343
	Sun Communities Inc.	63,490	7,851
	Mid-America Apartment Communities Inc.	60,388	7,794
*	CoStar Group Inc.	216,492	6,971
*	Zillow Group Inc. Class C	85,789	3,003
*	Zillow Group Inc. Class A	24,846	879
			558,780
Technology (52.8%)
	NVIDIA Corp.	12,140,779	2,563,404
	Apple Inc.	7,473,274	2,332,110
	Microsoft Corp.	3,847,235	1,732,179
	Alphabet Inc. Class A	3,015,181	1,146,794
	Broadcom Inc.	2,395,717	1,070,335
	Alphabet Inc. Class C	2,455,408	924,289
	Meta Platforms Inc. Class A	1,132,616	716,391
	Micron Technology Inc.	579,603	562,795
*	Advanced Micro Devices Inc.	835,398	431,149
*	Intel Corp.	2,294,858	263,174
	Lam Research Corp.	651,317	207,236
	Oracle Corp.	873,217	197,155
	Applied Materials Inc.	411,518	185,208
	Texas Instruments Inc.	471,455	144,114
	QUALCOMM Inc.	554,714	139,244
	KLA Corp.	68,256	131,168
*	Sandisk Corp.	74,191	125,752
*	Palo Alto Networks Inc.	414,957	116,889
	Seagate Technology Holdings plc	112,884	99,315
*	Crowdstrike Holdings Inc. Class A	128,268	93,764
	Western Digital Corp.	176,487	93,752
	Salesforce Inc.	472,983	90,387
	Marvell Technology Inc.	439,121	90,020
*	AppLovin Corp. Class A	123,676	75,825
	Corning Inc.	404,999	73,370
	Dell Technologies Inc. Class C	161,963	68,172
*	ServiceNow Inc.	541,764	67,379

		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	197,348	62,305
*	Adobe Inc.	212,644	55,119
*	Cadence Design Systems Inc.	141,541	53,068
*	Synopsys Inc.	99,043	47,107
	Intuit Inc.	141,638	46,957
*	Fortinet Inc.	320,975	44,285
*	Snowflake Inc.	172,029	43,962
	NXP Semiconductors NV	130,902	42,065
*	Datadog Inc. Class A	161,925	40,052
*	Cloudflare Inc. Class A	162,620	39,325
	Monolithic Power Systems Inc.	24,010	37,605
	Teradyne Inc.	81,229	30,405
*	DoorDash Inc. Class A	189,693	30,216
	Hewlett Packard Enterprise Co.	691,035	29,742
*	Flex Ltd.	190,850	28,776
	Microchip Technology Inc.	273,766	25,912
*	Strategy Inc.	161,819	25,744
*	Autodesk Inc.	110,520	25,564
*	ON Semiconductor Corp.	208,490	25,148
	Roper Technologies Inc.	55,694	18,130
	NetApp Inc. (XNGS)	102,556	17,875
	Qnity Electronics Inc.	108,565	16,936
*	Workday Inc. Class A	109,745	16,044
*	Zoom Communications Inc.	138,193	14,039
	Cognizant Technology Solutions Corp. Class A	250,834	13,985
*	Twilio Inc. Class A	73,323	13,978
*	MongoDB Inc.	40,905	13,726
*	Everpure Inc. Class A	163,153	12,972
	HP Inc.	476,668	12,889
	VeriSign Inc.	43,173	12,321
*	Super Micro Computer Inc. (XNGS)	266,272	12,273
*	Reddit Inc. Class A	67,148	11,818
*	F5 Inc.	29,306	11,237
*	Okta Inc.	86,849	10,706
*	Atlassian Corp. Ltd. Class A	86,050	9,260
*	PTC Inc.	61,127	8,480
	CDW Corp.	67,424	8,458
	Gen Digital Inc. (XNGS)	284,980	7,350
	SS&C Technologies Holdings Inc.	108,593	7,332
*	Zscaler Inc.	51,794	7,237
*	Tyler Technologies Inc.	22,338	6,995
*	Pinterest Inc. Class A	306,401	6,143
*	GoDaddy Inc. Class A	69,755	5,987
*	Gartner Inc.	36,325	5,892
*	Check Point Software Technologies Ltd.	43,383	5,859
*	HubSpot Inc.	26,371	5,818
*	Docusign Inc.	103,038	5,412
*	GLOBALFOUNDRIES Inc.	63,724	5,096
			14,778,975
Telecommunications (2.5%)
	Cisco Systems Inc.	2,064,691	248,630
	Verizon Communications Inc.	2,190,873	104,746
	AT&T Inc.	3,585,143	88,912
*	Arista Networks Inc.	535,132	85,337
	T-Mobile US Inc.	249,963	46,876
	Comcast Corp. Class A	1,874,911	46,629
*	Ciena Corp.	73,168	42,454
	Motorola Solutions Inc.	86,429	34,855
*	Charter Communications Inc. Class A	42,424	6,111
	Ubiquiti Inc.	2,192	1,280
			705,830
Utilities (0.4%)
	Waste Management Inc.	191,913	40,582
	Exelon Corp.	524,318	23,930
	Republic Services Inc.	105,080	21,062
	American Water Works Co. Inc.	101,056	12,457
			98,031
Total Common Stocks (Cost $10,067,086)			27,841,767

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 3.667% (Cost $118,513)	1,185,234	118,512
Total Investments (99.9%) (Cost $10,185,599)			27,960,279
Other Assets and Liabilities—Net (0.1%)			16,801
Net Assets (100%)			27,977,080
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	49	18,610	140

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	1,819	(4.320)	34	—
Citigroup Inc.	8/31/2027	BANA	4,087	(4.362)	—	(33)
Elevance Health Inc.	2/1/2027	CITNA	989	(4.120)	—	(9)
Global Payments Inc.	8/31/2026	BANA	1,028	(4.279)	31	—
Goldman Sachs Group Inc.	8/31/2027	BANA	7,471	(4.435)	228	—
JPMorgan Chase & Co.	2/1/2027	CITNA	2,958	(4.270)	—	(30)
JPMorgan Chase & Co.	8/31/2027	BANA	24,625	(4.417)	—	(612)
PayPal Holdings Inc.	8/31/2026	BANA	8,019	(4.346)	102	—
PayPal Holdings Inc.	2/1/2027	CITNA	376	(3.970)	3	—
Raymond James Financial Inc.	2/1/2027	CITNA	588	(4.120)	—	(34)
Visa Inc. Class A	8/31/2026	BANA	68,561	(3.610)	81	—
					479	(718)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,841,767	—	—	27,841,767
Temporary Cash Investments	118,512	—	—	118,512
Total	27,960,279	—	—	27,960,279
Derivative Financial Instruments
Assets
Futures Contracts[1]	140	—	—	140
Swap Contracts	—	479	—	479
Total	140	479	—	619
Liabilities
Swap Contracts	—	(718)	—	(718)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.